Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Line Items]
Schedule of Trade Payables and Accrued Liabilities

	September 30, 2024 $ (in thousands)	June 30, 2024 $ (in thousands)
Trade payables	1,871	1,464
Accrued liabilities	336	743

Balance	2,207	2,207

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables and Accruals [Line Items]
Schedule of Trade Payables and Accrued Liabilities
Accounts payable and accrued expenses consist of the following as of September 30, 2024, and December 31, 2023:

	Unaudited September 30, 2024	December 31, 2023
Trade accounts payable	$1,332,680	$1,866,762
Accrued compensation	948,403	1,415,397
Other accrued expenses	139,750	156,400

	$2,420,833	$3,438,559

Accounts payable and accrued expenses consist of the following as of December 31, 2023, and 2022:

	2023	2022
Trade accounts payable	$1,866,762	$1,915,766
Accrued compensation	1,415,397	675,000
Other accrued expenses	156,400	163,677

	$3,438,559	$2,754,443